Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,284,291	$ 672,299	¥ 10,060,391
Restricted cash—current (including RMB48,702 and RMB3,509 from the consolidated trusts as of December 31, 2020 and 2021, respectively)	65,822	10,329	86,277
Short-term investments	21,634,642	3,394,947	8,731,195
Accounts receivable, net (net of allowance for doubtful accounts of RMB63,173 and RMB3,713 as of December 31, 2020 and 2021, respectively)	29,139	4,573	34,729
Amounts due from related parties	7,075	1,110	0
Loans receivable, net (including RMB317,022 and RMB353,509 from the consolidated trusts as of December 31, 2020 and 2021, respectively)	1,777,667	278,955	1,313,957
Prepayments and other current assets (including RMB1,009 and RMB nil from the consolidated trusts as of December 31, 2020 and 2021, respectively)	1,099,607	172,550	456,802
Total current assets	28,898,243	4,534,763	20,683,351
Restricted cash—non-current	13,500	2,118	13,500
Property and equipment, net	102,158	16,031	38,984
Investments in equity investees	1,678,351	263,370	875,205
Intangible assets, net	557,016	87,408	491,279
Goodwill	3,124,828	490,354	2,865,071
Deferred tax assets	20,492	3,216	18,966
Other non-current assets	3,847	604	147,000
Total non-current assets	5,500,192	863,101	4,450,005
TOTAL ASSETS	34,398,435	5,397,864	25,133,356
Current liabilities
Short-term loans (including nil and RMB9,000 from the consolidated VIEs as of December 31, 2020 and 2021, respectively)	9,000	1,412	500,000
Accounts payable (including RMB23,839 and RMB29,077 from the consolidated VIEs as of December 31, 2020 and 2021, respectively)	29,381	4,611	23,839
Amounts due to related parties	179,859	28,224	172,779
Payable to investors of the consolidated trusts (including RMB31,400 and nil from the consolidated VIEs as of December 31, 2020 and 2021, respectively)	0	0	31,400
Prepaid for freight listing fees and other service fees (including RMB319,156 and RMB383,153 from the consolidated VIEs as of December 31, 2020 and 2021, respectively)	383,236	60,138	319,924
Income tax payable (including RMB23,554 and RMB21,573 from the consolidated VIEs as of December 31, 2020 and 2021, respectively)	31,538	4,949	25,924
Other tax payable (including RMB446,610 and RMB566,479 from the consolidated VIEs as of December 31, 2020 and 2021, respectively)	894,592	140,381	446,839
Accrued expenses and other current liabilities (including RMB620,828 and RMB1,045,484 from the consolidated VIEs as of December 31, 2020 and 2021, respectively)	1,206,179	189,276	941,642
Total current liabilities.	2,733,785	428,991	1,962,347
Deferred tax liabilities (including nil and RMB26,415 from the consolidated VIEs as of December 31, 2020 and 2021, respectively)	135,764	21,304	118,783
Total non-current liabilities	135,764	21,304	118,783
TOTAL LIABILITIES	2,869,549	450,295	2,081,130
Commitments and contingencies (Note 25)
MEZZANINE EQUITY
Convertible redeemable preferred shares (US$ 0.00001 par value, 15,474,373,880 and nil shares authorized, and 15,033,856,835 and nil shares issued and outstanding as of December 31, 2020 and 2021, respectively)	0	0	32,846,087
Subscription receivables	0	0	(1,310,140)
(DEFICIT) EQUITY
Additional paid-in capital	49,245,773	7,727,736	3,809,060
Accumulated other comprehensive income	538,650	84,526	1,072,307
Subscription receivables	(1,310,140)	(205,590)
Accumulated deficit	(17,020,254)	(2,670,849)	(13,365,806)
TOTAL FULL TRUCK ALLIANCE CO. LTD. (DEFICIT) EQUITY	31,455,445	4,936,045	(8,484,143)
Non-controlling interests	73,441	11,524	422
TOTAL (DEFICIT) EQUITY	31,528,886	4,947,569	(8,483,721)
TOTAL LIABILITIES, MEZZANINE EQUITY AND (DEFICIT) EQUITY	34,398,435	5,397,864	25,133,356
Common Class A [Member]
(DEFICIT) EQUITY
Common Stock Value	1,198	188	233
Common Class B [Member]
(DEFICIT) EQUITY
Common Stock Value	¥ 218	$ 34	¥ 63